INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

The provision for income taxes consists of the following:

	Year ended December 31, 2016	Year ended December 31, 2015

Current
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Deferred
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Schedule of statutory income tax

A reconciliation of the U.S. Federal statutory income tax to the effective income tax is as follows:

	Year ended December 31, 2016	Year ended December 31, 2015

Tax expense at the federal statutory rate	$(1,656,874)	$(1,079,097)
State tax expense, net of federal tax effect	-	-
Effect of foreign operations	65,642	87,799
Permanent timing differences	72,738	62,082
Deferred income tax asset valuation allowance	1,518,492	929,215
	-	$-

Schedule of deferred income tax assets

Significant components of the Company’s deferred income tax assets are as follows:

	December 31, 2016	December 31, 2015
Depreciation and amortization	$(74,655)	$(67,777)
Other	88,936	(25,916)
Net operating losses	1,504,212	1,022,907
Valuation allowance	(1,518,492)	(929,215)
Net deferred income tax assets	$-	$-